Contingently Redeemable Preferred Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 12, 2020	Mar. 27, 2020	Jan. 28, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contingently Redeemable Preferred Stock (Textual)
Issuance of stock			175,353
Price per share		$ 7.02
Liquidation preference	$ 169,819
Authorized shares		5,000,000	5,000,000				5,000,000
Class A Common Stock [Member]
Contingently Redeemable Preferred Stock (Textual)
Issuance of stock		10,600,347	13,753,387				922,221
Series I Preferred Stock [Member]
Contingently Redeemable Preferred Stock (Textual)
Cash consideration	28,600							$ 20,000	$ 20,000
Issuance of stock								20,000	20,000
Offering costs								$ 200	$ 200
Cumulative dividends, percentage		15.00%
Price per share		$ 1,000.00					$ 280.77
Unpaid accumulated dividends							$ 5,600
Liquidation preference	28,593						25,700
Diluted equity		50.00%
Percentage of voting power		50.00%
Series J Preferred Stock [Member]
Contingently Redeemable Preferred Stock (Textual)
Cash consideration	16,400	$ 11,000		$ 3,600	$ 3,700	$ 3,700	$ 4,000
Issuance of stock							4,000
Offering costs							$ 100
Cumulative dividends, percentage		15.00%
Price per share		$ 1,000					$ 5.55
Unpaid accumulated dividends							$ 100
Liquidation preference	$ 16,447						$ 4,000
Diluted equity		50.00%
Percentage of voting power		50.00%
Authorized shares		11,000
Liquidation percentage	100.00%
Series H Preferred Stock [Member]
Contingently Redeemable Preferred Stock (Textual)
Cash consideration		$ 18,100								$ 24,700	$ 24,700
Issuance of stock										8,814,825	8,814,825
Offering costs										$ 500	$ 500
Cumulative dividends, percentage		8.00%
Price per share		$ 2.82					$ 0.91
Unpaid accumulated dividends							$ 8,100
Interest percentage		25.00%
Liquidation preference	$ 124,779						$ 32,800
Description of liquidation		(a) the acquisition of the Company by another entity by means of any transaction or series of related transactions (including without limitation, any reorganization, merger or consolidation, or sale of stock); or (b) a sale of all or substantially all the assets of the Company; unless the Company's stockholders of record as constituted immediately prior to such acquisition or sale, hold at least 50% of the fully diluted equity (including at least 50% of the voting power) of the surviving or acquired entity. The Merger Transaction with HCMC was determined to be a deemed liquidation event and as a result $90.3 million was accreted as additional dividends increasing the Series H liquidation preference to $124.8 million. The Company paid $18.1 million in cash and issued 10,600,397 shares of common stock to settle the required redemption.